Subsequent Events (Details)					6 Months Ended	12 Months Ended
	Aug. 15, 2023 USD ($)	Jul. 20, 2023 USD ($)	Jul. 19, 2023 USD ($) item $ / shares shares	Jan. 20, 2023 item	Jun. 30, 2023 USD ($)	Dec. 31, 2022
Subsequent Events
Additional extension period available each time to consummate a business combination				1 month
Maximum number of times that the date to consummate a business combination can be extended | item				6
Months to complete acquisition					24 months	24 months
Aggregate payment redemption of ordinary shares					$ 175,285,891
Sponsor
Subsequent Events
Amount of monthly payment made to the Company					$ 150,000
Class A Common Stock Subject to Redemption
Subsequent Events
Aggregate redeemable shares | shares			585,456
Redemption price per share | $ / shares			$ 10.92
Aggregate payment redemption of ordinary shares			$ 6,395,800
Subsequent Event
Subsequent Events
Additional extension period available each time to consummate a business combination			1 month
Maximum number of times that the date to consummate a business combination can be extended | item			6
Months to complete acquisition			30 months
Subsequent Event | Sponsor
Subsequent Events
Additional extension period available each time to consummate a business combination			1 month
Maximum number of times that the date to consummate a business combination can be extended | item			6
Months to complete acquisition			30 months
Amount of monthly payment made to the Company	$ 60,649	$ 60,649
Subsequent Event | Class A Common Stock Subject to Redemption
Subsequent Events
Aggregate redeemable shares | shares			585,456
Redemption price per share | $ / shares			$ 10.92
Aggregate payment redemption of ordinary shares			$ 6,395,800